Fair Value Disclosures on Financial Instruments - Valuation Techniques and Inputs (Details) - Unlisted equity investments - Fair Value - Measured at Fair Value on a Recurring Basis	Dec. 31, 2020 EUR (€) multiple
Revenue multiples | Lowest
Valuation Techniques and Inputs
Significant unobservable input, assets | multiple	1.3
Revenue multiples | Highest
Valuation Techniques and Inputs
Significant unobservable input, assets | multiple	21.4
Discounts | Lowest
Valuation Techniques and Inputs
Significant unobservable input, assets | €	10
Discounts | Highest
Valuation Techniques and Inputs
Significant unobservable input, assets | €	30